LOANS AND ALLOWANCE FOR LOAN LOSSES (Details ) In Millions, unless otherwise specified	12 Months Ended																															12 Months Ended
	Dec. 31, 2014 EUR (€)		Dec. 31, 2013 EUR (€)		Dec. 31, 2012 EUR (€)		Dec. 31, 2014 USD ($)	Dec. 31, 2014 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2013 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2014 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2013 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2014 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2013 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2014 Loans Past Due 31 To 90 Days [Member] EUR (€)	Dec. 31, 2013 Loans Past Due 31 To 90 Days [Member] EUR (€)	Dec. 31, 2014 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2014 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2014 Loans Current [Member] EUR (€)		Dec. 31, 2013 Loans Current [Member] EUR (€)		Dec. 31, 2014 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2013 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2014 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2013 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2014 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2014 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2013 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2014 Commercial loans EUR (€)		Dec. 31, 2013 Commercial loans EUR (€)		Dec. 31, 2012 Commercial loans EUR (€)		Dec. 31, 2014 Consumer loans EUR (€)		Dec. 31, 2013 Consumer loans EUR (€)		Dec. 31, 2012 Consumer loans EUR (€)		Dec. 31, 2014 Loans Greek [Member] EUR (€)	Dec. 31, 2013 Loans Greek [Member] EUR (€)	Dec. 31, 2014 Loans Foreign [Member] EUR (€)	Dec. 31, 2013 Loans Foreign [Member] EUR (€)	Dec. 31, 2014 Total EUR (€)	Dec. 31, 2013 Total EUR (€)
Consumer:
Residential mortgages	€ 21,137		€ 21,609																																									€ 17,458	€ 17,720	€ 3,679	€ 3,889
Credit card	4,843		5,625																																									1,317	1,381	3,526	4,244
Auto financing	127		200																																									88	138	39	62
Other consumer	8,488		8,374																																									4,207	4,694	4,281	3,680
Total consumer	34,595		35,808																																									23,070	23,933	11,525	11,875
Commercial:
Industry and mining	8,111		7,047																																									5,217	4,725	2,894	2,322
Small scale industry	4,431		3,844																																									1,929	2,123	2,502	1,721
Trade	12,724		11,284																																									7,425	7,562	5,299	3,722
Construction	3,201		3,081																																									1,098	1,082	2,103	1,999
Tourism	1,115		960																																									607	612	508	348
Shipping and transportation	3,289		2,960																																									2,437	2,174	852	786
Commercial mortgages	757		841																																									529	579	228	262
Public sector	5,622		6,100																																									5,390	5,848	232	252
Other	1,289		1,513																																									600	655	689	858
Total commercial	40,539		37,630																																									25,232	25,360	15,307	12,270
Total loans	75,134		73,438																																									48,302	49,293	26,832	24,145
Unearned income	(226)		(203)																																									(67)	(48)	(159)	(155)
Loans, net of unearned income	74,908		73,235				83,612																																					48,235	49,245	26,673	23,990
Less: Allowance for loan losses	(9,492)		(7,751)				(10,595)																																					(7,788)	(6,211)	(1,704)	(1,540)	(9,492)	(7,751)
Net Loans	65,416		65,484				73,017																																					40,447	43,034	24,969	22,450
Allowance for loan Losses
Balance at beginning of year	7,751		7,318		6,551																											3,673		3,596		3,990		4,078		3,722		2,561
Provision for loan losses	2,172		969		2,285																											1,297		253		1,071		875		716		1,214
Provision for loans eligible to the PSI	0	[1]	0	[1]	37	[1]																										0	[1]	0	[1]	37	[1]	0	[1]	0	[1]	0	[1]
Write-offs	(189)		(249)		(221)																											(100)		(170)		(146)		(89)		(79)		(75)
Recoveries	78		88		19																											6		31		6		72		57		13
Net write-offs	(111)		(161)		(202)																											(94)		(139)		(140)		(17)		(22)		(62)
Sale of impaired loans	(330)		(216)		(8)																											(33)		0		(8)		(297)		(216)		0
Loans exchanged through the PSI	0	[1]	0	[1]	(1,356)	[1]																											[1]		[1]	(1,356)	[1]	0	[1]	0	[1]	0	[1]
Translation differences	10		(159)		11																											(11)		(37)		2		21		(122)		9
Allowance at end of year	9,492		7,751		7,318																											4,832		3,673		3,596		4,660		4,078		3,722
Roll Forward Of Impairment Loans
Opening balance as of January 1,	22,132		23,324
Impaired loans acquired	0		660
Impaired loans in the period	4,585		5,708
Loans transferred to non-impaired status	(2,975)		(5,785)
Impaired loans paid-off	(799)		(948)
Sale of impaired loans	(331)		(216)
Impaired loans written-off	(39)		(249)
Foreign exchange differences	56		(362)
Closing balance as of December 31,	22,629		22,132		23,324
Total Exposure To Hellenic Republic
Total Loans to Hellenic Republic	4,785		4,915
Total Loans to public sector entities	659		851
Total Corporate and Small Business loans	550		469
Total Mortgage loans	1,156		1,232
Total loans	7,150		7,467
Total Securities purchased under agreement to resell	0		30
Total Other assets	526		445
Total Loans Exposure to Hellenic Republic	7,676		7,942
Allowance for loan losses to Hellenic Republic	0		0
Allowance for loan losses to public sector entities	(80)		(79)
Allowance for Corporate and Small Business loan losses	0		(38)
Allowance for Mortgage loan losses	0		0
Allowance for Total loan losses	(80)		(117)
Allowance for loan losses on Securities purchased under agreement to resell	0		0
Allowance For Other Assets Losses	(15)		(4)
Total Allowance for loan losses Exposure to Hellenic Republic	(95)		(121)
Greek
Residential mortgages														779	1,039	5,227	4,770	6,006	5,809	11,452	[2]	11,911	[2]	0	0	17,458	17,720	257	466	6,346	5,808
Credit card														27	35	729	678	756	713	561	[2]	668	[2]	0	0	1,317	1,381	8	17	720	661
Other consumer														163	253	2,289	2,337	2,452	2,590	1,843	[2]	2,242	[2]	0	0	4,295	4,832	0	52	2,638	2,822
Small business loans														65	152	2,183	2,000	2,248	2,152	1,719	[2]	1,995	[2]	0	0	3,967	4,147	0	0	2,491	2,335
Other commercial loans														277	631	3,618	3,243	3,895	3,874	17,370	[2]	17,339	[2]	0	0	21,265	21,213	40	48	4,410	4,266
Total Greek loans														1,311	2,110	14,046	13,028	15,357	15,138	32,945	[2]	34,155	[2]	0	0	48,302	49,293	305	583	16,605	15,892
Foreign
Residential mortgages														171	181	215	209	386	390	3,250	[2]	3,423	[2]	43	76	3,679	3,889	2	0	255	248
Credit card														116	118	371	409	487	527	3,039	[2]	3,717	[2]	0	0	3,526	4,244	0	0	496	728
Other consumer														170	152	467	480	637	632	3,683	[2]	3,110	[2]	0	0	4,320	3,742	0	0	508	572
Small business loans														106	100	600	565	706	665	3,027	[2]	2,482	[2]	0	0	3,733	3,147	0	2	645	634
Other commercial loans														146	132	1,214	1,217	1,360	1,349	10,214	[2]	7,774	[2]	0	0	11,574	9,123	3	8	1,535	1,499
Total foreign loans														709	683	2,867	2,880	3,576	3,563	23,213	[2]	20,506	[2]	43	76	26,832	24,145	5	10	3,439	3,681
Total loans														2,020	2,793	16,913	15,908	18,933	18,701	56,158	[2]	54,661	[2]	43	76	75,134	73,438	310	593	20,044	19,573
Greek
Satisfactory								573	651	7,555	9,802	8,128	10,453
Watchlist								382	1,300	9,777	7,698	10,159	8,998
Substandard								3,013	2,196	3,932	3,713	6,945	5,909
Total Greek								3,968	4,147	21,264	21,213	25,232	25,360
Foreign
Satisfactory								2,356	2,054	9,394	7,047	11,750	9,101
Watchlist								590	472	1,089	1,241	1,679	1,713
Substandard								787	621	1,091	835	1,878	1,456
Total Foreign								3,733	3,147	11,574	9,123	15,307	12,270
Total								€ 7,701	€ 7,294	€ 32,838	€ 30,336	€ 40,539	€ 37,630

[1]	Provision for loans eligible to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).
[2]	(1) loans less than 30 days past due are included in current loans